Allowance for credit losses - Quantitative information by loan class for loans modified as T D R (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) loans	Dec. 31, 2020 USD ($) loans
Financing Receivable
Loan count | loans	2,373	2,103
Pre-Modification Recorded Investment	$ 326,611	$ 179,851
Post Modification Recorded Investment	321,125	159,456
Increase (decrease) in the allowance for loan losses as a result of modification	$ 10,346	$ 11,993
Construction
Financing Receivable
Loan count | loans		1
Pre-Modification Recorded Investment		$ 21,514
Post Modification Recorded Investment		21,514
Increase (decrease) in the allowance for loan losses as a result of modification		$ 4,370
Mortgages
Financing Receivable
Loan count | loans	1,774	813
Pre-Modification Recorded Investment	$ 213,661	$ 102,559
Post Modification Recorded Investment	214,367	85,394
Increase (decrease) in the allowance for loan losses as a result of modification	$ 6,632	$ 6,875
Commercial | Commercial multi-family
Financing Receivable
Loan count | loans	2	2
Pre-Modification Recorded Investment	$ 246	$ 1,133
Post Modification Recorded Investment	211	1,115
Increase (decrease) in the allowance for loan losses as a result of modification	$ 26	$ (18)
Commercial | CRE non-owner occupied
Financing Receivable
Loan count | loans	12	13
Pre-Modification Recorded Investment	$ 3,612	$ 25,217
Post Modification Recorded Investment	3,604	22,065
Increase (decrease) in the allowance for loan losses as a result of modification	$ 177	$ (969)
Commercial | CRE owner occupied
Financing Receivable
Loan count | loans	43	37
Pre-Modification Recorded Investment	$ 95,354	$ 10,955
Post Modification Recorded Investment	90,096	10,914
Increase (decrease) in the allowance for loan losses as a result of modification	$ 1,577	$ 137
Commercial | Commercial and Industrial
Financing Receivable
Loan count | loans	39	53
Pre-Modification Recorded Investment	$ 6,573	$ 3,140
Post Modification Recorded Investment	5,719	3,178
Increase (decrease) in the allowance for loan losses as a result of modification	$ 745	$ 34
Consumer | Credit card
Financing Receivable
Loan count | loans	178	752
Pre-Modification Recorded Investment	$ 2,223	$ 7,048
Post Modification Recorded Investment	2,136	7,097
Increase (decrease) in the allowance for loan losses as a result of modification	$ 42	$ 286
Consumer | Home equity lines of credit
Financing Receivable
Loan count | loans	2	3
Pre-Modification Recorded Investment	$ 176	$ 510
Post Modification Recorded Investment	228	396
Increase (decrease) in the allowance for loan losses as a result of modification	$ 54	$ 33
Consumer | Personal loans
Financing Receivable
Loan count | loans	303	362
Pre-Modification Recorded Investment	$ 4,222	$ 6,194
Post Modification Recorded Investment	4,217	6,188
Increase (decrease) in the allowance for loan losses as a result of modification	$ 899	$ 1,043
Consumer | Auto Loan
Financing Receivable
Loan count | loans	10	42
Pre-Modification Recorded Investment	$ 199	$ 836
Post Modification Recorded Investment	206	838
Increase (decrease) in the allowance for loan losses as a result of modification	$ 65	$ 131
Consumer | Other
Financing Receivable
Loan count | loans	8	3
Pre-Modification Recorded Investment	$ 305	$ 25
Post Modification Recorded Investment	303	25
Increase (decrease) in the allowance for loan losses as a result of modification	$ 124	$ 6
Leasing
Financing Receivable
Loan count | loans	2	22
Pre-Modification Recorded Investment	$ 40	$ 720
Post Modification Recorded Investment	38	732
Increase (decrease) in the allowance for loan losses as a result of modification	$ 5	$ 65